Currency Gains / (Losses)	6 Months Ended
Jun. 30, 2018
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Currency Gains / (Losses)

NOTE 6 - CURRENCY GAINS / (LOSSES)

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Included in Revenue	19	1	1	3	(1)
Included in Cost of sales		2	(2)	—	(2)
Included in Other gains / (losses) – net		3	4	3	(2)

Total		6	3	6	(5)

Realized exchange (losses) / gains on foreign currency derivatives – net	19	(1)	(1)	1	(11)
Unrealized gains on foreign currency derivatives – net	19	4	7	3	13
Exchanges gains / (losses) from the remeasurement of monetary assets and liabilities – net		3	(3)	2	(7)

Total		6	3	6	(5)

See NOTE 18 – Financial Instruments and NOTE 19 – Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.